Share-based payments	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Share-based payments

24. Share-based payments

The Company has three share-based incentive plans: the 2002 Stock Incentive Plan adopted on July 1, 2002 (which has expired), the 2006 Incentive Award Plan adopted on June 1, 2006, as amended and restated in February 2009, September 2011 and September 2013 (the “2006 Incentive Award Plan”) (which has expired), and the 2016 Incentive Award Plan effective from September 27, 2016, as amended and restated in September 2018 (the “2016 Incentive Award Plan”) (collectively referred to as the “Plans”). All the Plans are equity settled. Under the Plans, share-based options and RSUs may be granted to eligible participants. Options and RSUs are generally granted for a term of ten years and have a graded vesting period of up to four years. The Company settles employee share-based options and RSU exercises with newly issued ordinary shares. As at March 31, 2019, the Company had 3,303,952 ordinary shares available for future grants.

Share-based compensation expense during the years ended March 31, 2019, 2018 and 2017 is as follows:

	Year ended March 31,
	2019		2018		2017
Share-based compensation expense recorded in	$		$		$
Cost of revenue		4,278		3,770		2,765
Selling and marketing expenses		3,983		2,557		1,723
General and administrative expenses		22,044		24,238		18,548

Total share-based compensation expense		$30,305		$30,565		$23,036

Upon exercise of share options and RSUs, the Company issued 719,140, 1,521,521 and 906,255 shares during the years ended March 31, 2019, 2018 and 2017, respectively.

Share-based options

Movements in the number of options outstanding under the 2006 Incentive Award Plan and their related weighted average exercise prices are as follow:

	Shares	Weighted average exercise price	Weighted average remaining contract term (in years)	Aggregate intrinsic value
Outstanding as at March 31, 2017	117,179	$27.25	0.10	$163
Exercised	(48,227)	7.63
Lapsed	(68,952)	7.87

Outstanding as at March 31, 2018	—	$—	—	$—
Exercised	—	—	—	—
Lapsed	—	—	—	—

Outstanding as at March 31, 2019	—	—	—	—
Options exercisable	—	$—	—	$—

The aggregate intrinsic value of options exercised during the year ended March 31, 2019, 2018 and 2017 was Nil, $180 and $2,697, respectively. The total grant date fair value of options vested during the year ended March 31, 2019, 2018 and 2017 was Nil for each year. Total cash received as a result of options exercised during the year ended March 31, 2019, 2018 and 2017 was Nil, $1,347, and $8,941, respectively.

The fair value of options granted is estimated on the date of grant using the Black-Scholes-Merton option-pricing model. No options were granted during the years ended March 31, 2019, 2018 and 2017.

The weighted average share price of options exercised during the year ended March 31, 2019, 2018 and 2017 was Nil, $30.44 and $27.46, respectively. As no options were outstanding at March 31, 2019 and 2018, there was no exercise price for these options and their weighted average remaining contractual term was zero years.

Restricted share units

The 2006 Incentive Award Plan and the 2016 Incentive Award Plan also allow for the grant of RSUs. Each RSU represents the right to receive one ordinary share and vests over a period of up to three years.

(i)

Movements in the number of RSUs dependent on non-market performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Weighted average remaining contract term (in years)	Aggregate intrinsic value
Outstanding as at March 31, 2017	1,573,246	$22.47	7.50	$45,011
Granted	497,689	30.85
Exercised	(961,111)	21.45
Forfeited	(34,775)	29.07
Lapsed	(2,216)	23.47

Outstanding as at March 31, 2018	1,072,833	$27.05	7.75	$48,632
Granted	383,229	47.89
Exercised	(422,088)	28.40
Forfeited	(70,723)	36.08
Lapsed	(10,856)	8.22

Outstanding as at March 31, 2019	952,395	$34.38	7.62	$50,734
RSUs exercisable	410,948	$27.40	6.33	$21,891

The fair value of RSUs is generally the market price of the Company’s shares on the date of grant. As at March 31, 2019, there was $7,276 of unrecognized compensation cost related to unvested RSUs. This amount is expected to be recognized over a weighted average period of 2.7 years. To the extent the actual forfeiture rate is different than what the Company has anticipated, share-based compensation expenses related to these RSUs will be different from the Company’s expectations.

The weighted average grant date fair value of RSUs granted during the year ended March 31, 2019, 2018 and 2017 was $47.89, $30.85, and $30.26, per ADS, respectively. The aggregate intrinsic value of RSUs exercised during the year ended March 31, 2019, 2018 and 2017 was $21,324, $34,339, and $9,991, respectively. The total grant date fair value of RSUs vested during the year ended March 31, 2019, 2018 and 2017 was $15,964, $16,931, and $14,631, respectively.

The weighted average share price of RSU exercised during the year ended March 31, 2019, 2018 and 2017 was $50.52, $35.73, and $29.08, respectively.

(ii)

The 2006 Incentive Award Plan and the 2016 Incentive Award Plan also allow for the grant of RSUs based on the market price of the Company’s shares achieving a specified target over a period of time. The fair value of market-based share awards is determined using Monte-Carlo simulation.

Movements in the number of RSUs dependent on market performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Weighted average remaining contract term (in years)	Aggregate intrinsic value
Outstanding as at March 31, 2017	203,990	$13.21	8.10	$5,836
Granted	—
Exercised	—	—
Forfeited	—	—
Lapsed	—	—

Outstanding as at March 31, 2018	203,990	$13.21	7.10	$9,247
Granted	—
Exercised	—
Forfeited	—
Lapsed	—

Outstanding as at March 31, 2019	203,990	13.21	6.10	$10,867
RSUs exercisable	5,000	$14.30	7.08	$266

On March 15, 2017, the Company modified the vesting period in respect of the RSUs as follows:

a.	for RSUs granted in April 2014, the vesting date has been extended to the fifth anniversary of the grant date (i.e. April 2019)

b.	for RSUs granted in April 2015, the vesting date has been extended to the fourth anniversary of the grant date (i.e. April 2019)

c.	for RSUs granted in April 2016, the vesting date has been extended to the fourth anniversary of the grant date (i.e. April 2020)

Subsequent vesting of RSUs for each of the remaining years would be subject to continued employment.

The incremental fair value was determined using Monte-Carlo simulation by reference to the difference between fair value of original RSUs as of modification date and the fair value of modified RSUs as of modification date. The additional cost as a result of such modification in respect of modified share awards amounted to $1,185. The additional cost is spread over the period from the modification date until the vesting date of the modified award, which differs from the vesting date of the original award. The incremental cost recognized in the current year (March 31, 2018: $540) in respect of such modified share awards amounted to $540.

As at March 31, 2019, there was $103 of unrecognized compensation cost related to unvested market based RSUs. This amount is expected to be recognized over a weighted average period of 0.7 years. The weighted average grant date fair value of the RSUs granted during the years ended March 31, 2019, 2018 and 2017 was Nil, Nil and $12.56 per ADS, respectively.

(iii)	RSUs related to total shareholder’s return (“TSR”)

During the year ended March 31, 2019, the Company issued 166,760 RSUs (March 31, 2018: 248,655 RSUs) to certain employees. The conditions for the vesting of these RSUs are linked to the TSR of the Company in addition to the condition of continued employment with the Company through the applicable vesting period.

The performance of these RSUs shall be assessed based on the TSR of the custom peer group (based on percentile rank) and the industry index (based on outperformance rank). The RSUs granted with the TSR condition shall vest on the third anniversary of the grant date, subject to the participant’s continued employment with the Company through the applicable vesting date and achievement of the specified conditions of stock performance and TSR parameters.

The fair value of these RSUs is determined using Monte-Carlo simulation. The weighted average grant date fair value of RSUs granted during the year ended March 31, 2019 and 2018 was $57.20 and $36.52, per ADS, respectively. The stock compensation expense charged during the year ended March 31, 2019 was $2,886 (March 31, 2018: $1,368). As at March 31, 2019, there was $4,589 of unrecognized compensation cost related to these RSUs. This amount is expected to be recognized over a weighted average period of 1.7 years.

Movements in the number of RSUs linked to the TSR condition outstanding under the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Weighted average remaining contract term (in years)	Aggregate intrinsic value
Outstanding as at March 31, 2017	—	$—	—	$—
Granted	248,655	36.52
Exercised	—
Forfeited	—
Lapsed	—

Outstanding as at March 31, 2018	248,655	$36.52	9.08	$11,272
Granted	166,760	57.20	—	—
Exercised	—	—
Forfeited	(62,040)	44.15
Lapsed	—	—

Outstanding as at March 31, 2019	353,375	44.94	8.49	18,824
RSUs exercisable	—	$—	—	$—

Performance share units

The 2006 Incentive Award Plan and 2016 Incentive Award Plan also allow for grant of performance share units (“PSUs”). Each PSU represents the right to receive one ordinary share based on the Company’s performance against specified non-market performance conditions and vests over a period of three years.

Movements in the number of PSUs outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Weighted average remaining contract term (in years)	Aggregate intrinsic value
Outstanding as at March 31, 2017	1,184,852	$21.00	7.36	$33,899
Granted	400,463	30.35
Exercised	(506,660)	16.79
Forfeited	(18,681)	29.38

Outstanding as at March 31, 2018	1,059,975	$26.36	7.51	$48,048
Granted	199,303	47.54
Exercised	(297,052)	23.25
Forfeited	(48,467)	30.06

Outstanding as at March 31, 2019	913,759	29.80	7.13	48,674
PSUs exercisable	272,977	$21.91	5.59	$14,541

The fair value of PSUs is generally the market price of the Company’s shares on the date of grant, and assumes that performance targets will be achieved. As at March 31, 2019, there was $7,055 of unrecognized compensation costs related to unvested PSUs, net of forfeitures. This amount is expected to be recognized over a weighted average period of 2.2 years. Over the performance period, the number of shares that will be issued will be adjusted upward or downward based upon the probability of achievement of the performance targets. The ultimate number of shares issued and the related compensation cost recognized as expense will be based on a comparison of the final performance metrics to the specified targets.

The weighted average grant date fair value of PSUs granted during the years ended March 31, 2019, 2018 and 2017 was $47.54, $30.35, and $31.12, per ADS, respectively. The aggregate intrinsic value of PSUs exercised during the year ended March 31, 2019, 2018 and 2017 was $15,077, $17,737 and $4,237, respectively. The total grant date fair value of PSUs vested during the year ended March 31, 2019, 2018 and 2017 was $9,535, $8,696 and $6,280, respectively.

The weighted average share price of PSU exercised during the year ended March 31, 2019, 2018 and 2017 was $50.75, $35.01 and $29.89, respectively.

BBBEE program in South Africa

The Company’s South African subsidiary has issued share appreciation rights to certain employees to be settled with the Company’s shares. As part of the settlement, the Company granted 14,250 and 32,050 RSUs during the years ended March 31, 2019 and 2018, which shall vest on the third and fourth anniversaries, respectively, from the grant date, subject to such grantee’s continued employment with the Company through the applicable vesting date. The grant date fair value was estimated using a binomial lattice model.

The total stock compensation expense in relation to these RSUs was $3,040 to be amortized over the vesting period of four years. The stock compensation expense charged during the years ended March 31, 2019 and 2018 was $760 and $547, respectively.